                                               [LOGO OF LINCOLN FINANCIAL GROUP]

The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR

June 21, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  LLANY Separate Account R for Flexible Premium Variable Life Insurance
      (the "Account")
     Lincoln Life & Annuity Company of New York ("LLANY")
     File No. 811-08651; CIK: 0001055225
     Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance proprietary product to be offered only to clients of financial advisors affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL one."

The product is most similar to Lincoln SVULone (File No. 811-08651; CIK:
0001055225), filed as an Initial Registration Statement on June 14, 2005. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with the Initial Registration Statement for the Lincoln SVUL one."

I am representing LLANY in these matters. Please contact me at (860) 466-2374 with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel